401(k) Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	4.00%		4.00%
Employer matching contribution, cost	$ 1.1	$ 0.7	$ 3.3	$ 2.4	$ 1.9